Derivative Financial Instruments - Disclosure Details of the Changes in Gold Collar and Forward Contracts Outstanding (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Derivative Financial Instruments [Line Items]
Balance - beginning of year	$ 10,705
Balance - end of year	19,911	$ 10,705
Gold collars and forward contracts
Derivative Financial Instruments [Line Items]
Balance - beginning of year	0	33,336
Settlements	3,201	(341)
Change in fair value	808	(32,995)
Balance - end of year	$ 4,009	$ 0